Fair Value Measurements - Summary of a weighted comparable guideline IPO (high and low) and SPAC transactions (Parenthetical) (Detail) - Series B Redeemable Convertible Preferred Stock [Member]
$ / shares in Units, $ in Millions
May 14, 2021 USD ($) $ / shares
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In Measurement Of Fair Value Of Tranche Rights Acquired [Line Items]
Weighted average value of redeemable convertible preferred stock	$ 2.032
Weighted average exercise price of redeemable convertible preferred stock	1.6427
Tranche Rights Acquired [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In Measurement Of Fair Value Of Tranche Rights Acquired [Line Items]
Weighted average fair value of the tranche feature	$ 0.3893
Fair value with unobservable input reconciliation recurring basis liability settlements | $	$ 15.2